Annual Operating Expenses {- Fidelity Simplicity RMD Income Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-13 - Fidelity Simplicity RMD Income Fund - Fidelity Simplicity RMD Income Fund	Aug. 03, 2022
Operating Expenses:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.46%	[1]

[1]	(a)Adjusted to reflect current fees.